Provisions - Reconciliation of Changes in Provisions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	$ 2,137,000	$ 1,643,000
Arising (released) during the year	327,000	822,000	$ 470,000
Released (used) during the year	0	(90,000)	0
Released (unused) during the year	(191,000)	(238,000)	411,000
Total, end of period	2,273,000	2,137,000	1,643,000
Current	77,000	0	89,000
Non current	2,196,000	2,137,000	1,554,000
Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			1,571,000
Current				$ 0
Non current				$ 1,571,000
Effect of application of the IFRS IC decision on IAS 19
Reconciliation of changes in other provisions [abstract]
Total, beginning of period		13,000
Total, end of period			13,000
Post- employment benefits
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	806,000	834,000
Arising (released) during the year	(101,000)	(28,000)	92,000
Released (used) during the year		0	0
Released (unused) during the year		0	0
Total, end of period	705,000	806,000	834,000
Post- employment benefits | Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			729,000
Post- employment benefits | Effect of application of the IFRS IC decision on IAS 19
Reconciliation of changes in other provisions [abstract]
Total, beginning of period		13,000
Total, end of period			13,000
Other provisions
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	1,331,000	809,000
Arising (released) during the year	428,000	850,000	378,000
Released (used) during the year	0	(90,000)	0
Released (unused) during the year	(191,000)	(238,000)	411,000
Total, end of period	$ 1,568,000	1,331,000	809,000
Other provisions | Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			842,000
Other provisions | Effect of application of the IFRS IC decision on IAS 19
Reconciliation of changes in other provisions [abstract]
Total, beginning of period		$ 0
Total, end of period			$ 0